Transactions with Related Parties (DWM) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Payments to acquire interest joint venture		$ 375,000	$ 500,000
Equity method investments	$ 506,000	0
Due to related parties, current	136,000	596,000
Gain/(loss) from equity method investments	894,000	(333,000)	(1,110,000)
Management fees to related party	511,000	1,432,000	$ 2,017,000
Due from related parties	216,000	952,000
Provision for credit loss	$ 133,000	$ 300,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Equity method investments	$ 506,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Due to related parties, current		$ 388,000
Gain/(loss) from equity method investments	894,000	(333,000)	$ (1,110,000)
Provision for credit loss	0	300,000	0
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management fees to related party	$ 511,000	1,432,000	2,017,000
Number of vessels under new management agreements | Vessels	4
Commissions charged by a related party (Note 4(d))	$ 162,000	200,000	353,000
Due from related parties	216,000	952,000
Provision for credit loss		300,000
Diana Wilhelmsen Management Limited [Member] | Advances For Vessel Acquisitions And Vessels, Net [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management fees to related party	$ 272,000
Each 50% Shareholder of DWM [Member]
Related Party Transaction [Line Items]
Payments to acquire interest joint venture		$ 375,000	$ 500,000